Related Party Transactions (Details Narrative)	12 Months Ended
	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2020 CAD ($) shares
Number of shares issued | shares
June 2019 Units [Member]
Number of shares issued | shares	1,403,200	1,403,200
Finders fees	$ 125,180
June 2019 Units [Member] | CAD [Member]
Deemed price | $ / shares	$ 0.05
Finders fees		$ 165,760
August 2019 Units [Member]
Number of shares issued | shares	1,912,000	1,912,000
Finders fees	$ 125,180
August 2019 Units [Member] | CAD [Member]
Deemed price | $ / shares	$ 0.05
Finders fees		$ 165,760
John Ryan [Member]
Related party transactions	$ 51,500
Wayne Parsons [Member]
Related party transactions	136,045
Hugh Aird [Member]
Related party transactions	9,774
Richard Williams [Member]
Related party transactions	134,927
Due to related party	121,161
Sam Ash [Member]
Related party transactions	60,000
Due to related party	$ 60,000